Pension and Other Postretirement Benefit Plans - Summary of Obligations Recognized in Other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Pension Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net actuarial (gain) loss	$ (43,787)	$ 42,614
Amortization of actuarial gain (loss)	(7,383)	(4,269)
Amortization of prior service credit	1,432	1,432
Total recognized in other comprehensive income	(49,738)	39,777
Total recognized in net periodic benefit cost and other comprehensive income	(49,492)	38,035
Other Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net actuarial (gain) loss	(42)	187
Amortization of actuarial gain (loss)	3,932	1,929
Amortization of prior service credit	12,348	11,397
Total recognized in other comprehensive income	16,238	13,513
Total recognized in net periodic benefit cost and other comprehensive income		$ 278